JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
LONG POSITIONS — 99.2%
COMMON STOCKS — 44.3%
Australia — 0.9%
AGL Energy Ltd.	311	4,023
Alumina Ltd.	3,260	5,223
APA Group	853	6,606
Aristocrat Leisure Ltd.	201	4,156
Aurizon Holdings Ltd.	1,983	7,905
Australia & New Zealand Banking Group Ltd.	2,149	41,282
BHP Group Ltd.	1,927	47,617
BHP Group plc	7,140	152,505
Boral Ltd.	617	2,014
Brambles Ltd.	927	7,139
Caltex Australia Ltd.	223	3,962
Coca-Cola Amatil Ltd.	630	4,534
Cochlear Ltd.	55	7,740
Coles Group Ltd.	675	7,018
Commonwealth Bank of Australia	915	49,913
Computershare Ltd.	548	5,991
CSL Ltd.	271	42,848
Fortescue Metals Group Ltd.	483	2,875
Goodman Group, REIT	1,272	12,175
GPT Group (The), REIT	4,086	16,991
Incitec Pivot Ltd.	770	1,763
Insurance Australia Group Ltd.	1,020	5,443
Lendlease Group	345	4,092
Macquarie Group Ltd.	208	18,438
Mirvac Group, REIT	8,414	17,382
National Australia Bank Ltd.	1,320	26,466
Newcrest Mining Ltd.	416	9,600
Oil Search Ltd.	894	4,414
Orica Ltd.	329	5,010
Origin Energy Ltd.	943	5,079
QBE Insurance Group Ltd.	1,414	11,994
Ramsay Health Care Ltd.	103	4,512
REA Group Ltd.	67	4,898
Rio Tinto Ltd.	307	19,229
Rio Tinto plc	1,878	97,623
Santos Ltd.	820	4,276
Sonic Healthcare Ltd.	163	3,091
South32 Ltd.	3,731	6,580
Stockland, REIT	1,658	5,093
Suncorp Group Ltd.	1,338	12,327
Sydney Airport	986	5,350
Tabcorp Holdings Ltd.	1,537	5,031
Telstra Corp. Ltd.	986	2,337
TPG Telecom Ltd.	554	2,597
Transurban Group	1,467	14,564
Treasury Wine Estates Ltd.	321	4,029
Wesfarmers Ltd.	656	17,625
Westpac Banking Corp.	2,294	45,817
Woodside Petroleum Ltd.	446	9,744
Woolworths Group Ltd.	905	22,773

		829,694

Austria — 0.2%
Erste Group Bank AG *	5,870	194,001

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	389	37,025
KBC Group NV	486	31,566

		68,591

Brazil — 0.1%
Itau Unibanco Holding SA (Preference)	8,227	69,440

Canada — 0.6%
Alimentation Couche-Tard, Inc., Class B	3,856	118,167
Canadian National Railway Co.	1,289	115,741
Canadian Pacific Railway Ltd.	474	105,336
Canadian Pacific Railway Ltd.	99	22,024
Fairfax Financial Holdings Ltd.	86	37,924
Toronto-Dominion Bank (The)	1,980	115,451

		514,643

China — 0.6%
Alibaba Group Holding Ltd., ADR *	884	147,831
BOC Hong Kong Holdings Ltd.	4,000	13,573
Ping An Insurance Group Co. of China Ltd., Class H	17,500	201,140
Tencent Holdings Ltd.	4,300	179,860
Yangzijiang Shipbuilding Holdings Ltd.	1,200	835

		543,239

Denmark — 0.4%
Carlsberg A/S, Class B	234	34,580
Chr Hansen Holding A/S	232	19,654
Novo Nordisk A/S, Class B	6,316	326,387
Novozymes A/S, Class B	531	22,334

		402,955

Finland — 0.1%
Elisa OYJ	438	22,581
Nokia OYJ	1,553	7,843
UPM-Kymmene OYJ	1,410	41,635
Wartsila OYJ Abp	1,194	13,360

		85,419

France — 2.5%
Accor SA	692	28,845
Air Liquide SA	346	49,243
Airbus SE	2,257	293,023
Alstom SA	2,182	90,385
Arkema SA	282	26,290
AXA SA	1,769	45,169
BioMerieux	272	22,495
BNP Paribas SA	2,455	119,354
Capgemini SE	257	30,262
Dassault Systemes SE	184	26,212
Eiffage SA	278	28,819
Kering SA	80	40,767
L’Oreal SA	96	26,848
LVMH Moet Hennessy Louis Vuitton SE	779	309,076
Orange SA	4,854	75,974

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
Pernod Ricard SA	224	39,868
Renault SA	453	25,999
Safran SA	1,407	221,533
Sanofi	570	52,801
Schneider Electric SE	3,721	325,372
Thales SA	1,159	133,228
TOTAL SA	1,836	95,594
Valeo SA	533	17,273
Vinci SA	1,577	169,873
Vivendi SA	849	23,231

		2,317,534

Germany — 1.7%
adidas AG	171	53,240
Allianz SE (Registered)	798	185,752
BASF SE	268	18,738
Bayer AG (Registered)	468	32,972
Continental AG	934	119,839
Daimler AG (Registered)	323	16,059
Delivery Hero SE * (a)	1,566	69,523
Deutsche Boerse AG	708	110,419
Deutsche Post AG (Registered)	1,389	46,289
Deutsche Telekom AG (Registered)	3,590	60,215
Fresenius SE & Co. KGaA	640	29,940
Infineon Technologies AG	7,032	126,342
Merck KGaA	277	31,204
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	683	176,417
RWE AG	1,406	43,941
SAP SE	1,887	222,050
Siemens AG (Registered)	455	48,705
Volkswagen AG (Preference)	741	126,033

		1,517,678

Hong Kong — 0.8%
AIA Group Ltd.	35,800	337,631
ASM Pacific Technology Ltd.	200	2,440
CK Asset Holdings Ltd.	18,052	122,304
CK Hutchison Holdings Ltd.	2,552	22,529
CK Infrastructure Holdings Ltd.	1,000	6,725
CLP Holdings Ltd.	1,000	10,511
Hang Seng Bank Ltd.	500	10,774
Henderson Land Development Co. Ltd.	1,000	4,658
HKT Trust & HKT Ltd.	2,000	3,173
Hong Kong & China Gas Co. Ltd.	5,000	9,746
Hong Kong Exchanges & Clearing Ltd.	2,700	79,137
Hongkong Land Holdings Ltd.	800	4,498
Jardine Matheson Holdings Ltd.	100	5,352
Kerry Properties Ltd.	1,000	3,079
Link REIT	1,000	11,031
MTR Corp. Ltd.	500	2,804
New World Development Co. Ltd.	2,000	2,597
NWS Holdings Ltd.	1,000	1,549
Power Assets Holdings Ltd.	1,000	6,713
Sino Land Co. Ltd.	4,000	6,012
Sun Hung Kai Properties Ltd.	1,000	14,371
Swire Pacific Ltd., Class A	500	4,654
Techtronic Industries Co. Ltd.	500	3,480
WH Group Ltd. (a)	3,000	2,687
Wharf Holdings Ltd. (The)	1,000	2,181
Wharf Real Estate Investment Co. Ltd.	1,000	5,461
Wheelock & Co. Ltd.	1,000	5,697
Yue Yuen Industrial Holdings Ltd.	500	1,366

		693,160

India — 0.3%
HDFC Bank Ltd., ADR	4,370	249,309

Indonesia — 0.1%
Bank Central Asia Tbk. PT	53,500	114,381

Ireland — 0.1%
CRH plc	1,375	47,196
Kerry Group plc, Class A	271	31,694
Kingspan Group plc	567	27,686
Ryanair Holdings plc, ADR *	379	25,158

		131,734

Italy — 0.3%
Davide Campari-Milano SpA	2,254	20,360
Enel SpA	16,895	126,194
FinecoBank Banca Fineco SpA	7,262	76,832
Snam SpA	4,353	21,988
UniCredit SpA	3,015	35,538

		280,912

Japan — 3.3%
Aeon Co. Ltd.	100	1,837
Aisin Seiki Co. Ltd.	100	3,162
Alfresa Holdings Corp.	100	2,241
Amada Holdings Co. Ltd.	600	6,502
Asahi Group Holdings Ltd.	500	24,832
Asahi Intecc Co. Ltd.	100	2,638
Asahi Kasei Corp.	1,600	15,872
Astellas Pharma, Inc.	900	12,874
Bandai Namco Holdings, Inc.	200	12,472
Bridgestone Corp.	400	15,566
Canon, Inc.	500	13,371
Central Japan Railway Co.	100	20,621
Chubu Electric Power Co., Inc.	700	10,154
Chugai Pharmaceutical Co. Ltd.	100	7,815
Dai Nippon Printing Co. Ltd.	100	2,594
Daicel Corp.	600	5,105
Dai-ichi Life Holdings, Inc.	600	9,122
Daiichi Sankyo Co. Ltd.	500	31,595
Daikin Industries Ltd.	200	26,378
Daiwa House Industry Co. Ltd.	700	22,753
Daiwa House REIT Investment Corp., REIT	1	2,813
Denso Corp.	100	4,419
Dentsu, Inc.	200	7,072
East Japan Railway Co.	300	28,687
Electric Power Development Co. Ltd.	500	11,430
FANUC Corp.	100	18,902
FUJIFILM Holdings Corp.	400	17,620
Fujitsu Ltd.	100	8,037
Fukuoka Financial Group, Inc.	400	7,591
Hankyu Hanshin Holdings, Inc.	200	7,734

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
Hino Motors Ltd.	500	4,144
Hitachi High-Technologies Corp.	100	5,813
Hitachi Ltd.	900	33,705
Honda Motor Co. Ltd.	1,500	39,277
Hoya Corp.	300	24,571
Idemitsu Kosan Co. Ltd.	100	2,837
Inpex Corp.	200	1,843
ITOCHU Corp.	1,200	24,856
J Front Retailing Co. Ltd.	700	8,224
Japan Airlines Co. Ltd.	400	11,880
Japan Exchange Group, Inc.	1,100	17,383
Japan Post Holdings Co. Ltd.	300	2,768
Japan Prime Realty Investment Corp., REIT	1	4,746
Japan Real Estate Investment Corp., REIT	1	6,706
Japan Retail Fund Investment Corp., REIT	2	4,228
Japan Tobacco, Inc.	800	17,528
JFE Holdings, Inc.	100	1,211
JTEKT Corp.	200	2,310
JXTG Holdings, Inc.	3,900	17,827
Kajima Corp.	900	11,857
Kansai Paint Co. Ltd.	100	2,337
Kao Corp.	500	37,088
KDDI Corp.	900	23,483
Keikyu Corp.	100	1,946
Keyence Corp.	300	186,737
Kintetsu Group Holdings Co. Ltd.	100	5,220
Kirin Holdings Co. Ltd.	600	12,768
Komatsu Ltd.	5,200	119,911
Konami Holdings Corp.	100	4,844
Kubota Corp.	1,200	18,250
Kyocera Corp.	100	6,235
Kyowa Kirin Co. Ltd.	600	11,685
M3, Inc.	400	9,680
Marui Group Co. Ltd.	600	12,712
MINEBEA MITSUMI, Inc.	400	6,385
MISUMI Group, Inc.	100	2,369
Mitsubishi Corp.	1,300	32,010
Mitsubishi Electric Corp.	1,000	13,340
Mitsubishi Estate Co. Ltd.	1,000	19,337
Mitsubishi UFJ Financial Group, Inc.	9,000	45,836
Mitsui & Co. Ltd.	1,200	19,712
Mitsui Chemicals, Inc.	500	11,265
Mitsui Fudosan Co. Ltd.	3,000	74,661
Mizuho Financial Group, Inc.	9,100	13,984
MS&AD Insurance Group Holdings, Inc.	200	6,501
Murata Manufacturing Co. Ltd.	400	19,387
Nabtesco Corp.	300	9,391
Nexon Co. Ltd. *	300	3,645
NGK Spark Plug Co. Ltd.	600	11,512
NH Foods Ltd.	100	4,026
Nidec Corp.	200	27,084
Nintendo Co. Ltd.	100	37,250
Nippon Building Fund, Inc., REIT	1	7,683
Nippon Prologis REIT, Inc., REIT	1	2,742
Nippon Steel Corp.	800	11,210
Nippon Telegraph & Telephone Corp.	700	33,491
Nippon Yusen KK	300	5,040
Nissan Motor Co. Ltd.	1,500	9,365
Nissin Foods Holdings Co. Ltd.	100	7,247
Nitori Holdings Co. Ltd.	100	14,675
Nitto Denko Corp.	200	9,691
Nomura Holdings, Inc.	1,300	5,526
Nomura Real Estate Master Fund, Inc., REIT	2	3,612
Nomura Research Institute Ltd.	900	17,984
NTT DOCOMO, Inc.	1,300	33,195
Oji Holdings Corp.	400	1,878
Olympus Corp.	600	8,129
Ono Pharmaceutical Co. Ltd.	400	7,285
Oriental Land Co. Ltd.	100	15,242
ORIX Corp.	1,200	17,951
Otsuka Corp.	200	8,004
Otsuka Holdings Co. Ltd.	600	22,539
Panasonic Corp.	1,800	14,669
Persol Holdings Co. Ltd.	500	9,503
Rakuten, Inc.	300	2,974
Recruit Holdings Co. Ltd.	700	21,387
Renesas Electronics Corp. *	1,300	8,519
Resona Holdings, Inc.	2,800	12,049
Ricoh Co. Ltd.	200	1,809
Rohm Co. Ltd.	100	7,710
Ryohin Keikaku Co. Ltd.	3,000	56,240
Santen Pharmaceutical Co. Ltd.	100	1,748
SBI Holdings, Inc.	300	6,455
Secom Co. Ltd.	100	9,151
Sega Sammy Holdings, Inc.	700	9,820
Seibu Holdings, Inc.	700	12,219
Sekisui House Ltd.	400	7,893
Seven & i Holdings Co. Ltd.	600	22,995
Shimadzu Corp.	200	5,085
Shimizu Corp.	700	6,359
Shin-Etsu Chemical Co. Ltd.	400	43,044
Shionogi & Co. Ltd.	100	5,575
Shiseido Co. Ltd.	1,200	96,311
Showa Denko KK	200	5,278
SMC Corp.	300	128,948
Softbank Corp.	600	8,130
SoftBank Group Corp.	1,000	39,460
Sompo Holdings, Inc.	100	4,200
Sony Corp.	2,600	153,681
Stanley Electric Co. Ltd.	100	2,664
Subaru Corp.	100	2,828
SUMCO Corp.	300	4,087
Sumitomo Electric Industries Ltd.	800	10,209
Sumitomo Metal Mining Co. Ltd.	100	3,123
Sumitomo Mitsui Financial Group, Inc.	1,100	37,798
Sumitomo Mitsui Trust Holdings, Inc.	300	10,864
Suntory Beverage & Food Ltd.	100	4,281
Suzuken Co. Ltd.	200	10,766
Suzuki Motor Corp.	400	17,040

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
T&D Holdings, Inc.	1,100	11,754
Takeda Pharmaceutical Co. Ltd.	1,000	34,316
Terumo Corp.	400	12,943
Tohoku Electric Power Co., Inc.	400	3,910
Tokio Marine Holdings, Inc.	1,700	91,200
Tokyo Electric Power Co. Holdings, Inc. *	400	1,962
Tokyo Gas Co. Ltd.	500	12,646
Tokyu Corp.	4,500	84,651
Tokyu Fudosan Holdings Corp.	1,000	6,400
Toppan Printing Co. Ltd.	200	3,552
Toray Industries, Inc.	800	5,958
Toshiba Corp.	300	9,177
Toyota Motor Corp.	3,800	255,209
Toyota Tsusho Corp.	100	3,246
Unicharm Corp.	100	3,178
United Urban Investment Corp., REIT	1	1,916
Yamato Holdings Co. Ltd.	200	3,022
Yaskawa Electric Corp.	100	3,712
Z Holdings Corp.	700	1,972

		3,014,199

Luxembourg — 0.0% (b)
Eurofins Scientific SE	43	19,997

Macau — 0.0% (b)
Galaxy Entertainment Group Ltd.	2,000	12,400
Sands China Ltd.	2,000	9,037
Wynn Macau Ltd.	800	1,559

		22,996

Netherlands — 1.1%
Akzo Nobel NV	1,192	106,211
ASML Holding NV	1,283	318,201
Heineken NV	319	34,456
ING Groep NV	5,505	57,509
Koninklijke Ahold Delhaize NV	1,690	42,263
Koninklijke Philips NV	573	26,478
NN Group NV	805	28,528
NXP Semiconductors NV	150	16,368
Randstad NV	322	15,809
Royal Dutch Shell plc, Class A	9,533	279,574
Royal Dutch Shell plc, Class B	2,031	60,027
Wolters Kluwer NV	393	28,675

		1,014,099

New Zealand — 0.0% (b)
Auckland International Airport Ltd.	928	5,321
Fletcher Building Ltd.	827	2,667
Ryman Healthcare Ltd.	382	3,175
Spark New Zealand Ltd.	1,689	4,665

		15,828

Norway — 0.1%
Telenor ASA	3,909	78,430

Peru — 0.1%
Credicorp Ltd.	439	91,505

Singapore — 0.2%
Ascendas, REIT	1,500	3,388
CapitaLand Ltd.	2,600	6,646
CapitaLand Mall Trust, REIT	1,300	2,475
ComfortDelGro Corp. Ltd.	900	1,564
DBS Group Holdings Ltd.	3,200	57,892
Genting Singapore Ltd.	2,600	1,655
Keppel Corp. Ltd.	1,400	6,012
Oversea-Chinese Banking Corp. Ltd.	3,300	25,943
Singapore Airlines Ltd.	400	2,646
Singapore Telecommunications Ltd.	7,600	17,052
United Overseas Bank Ltd.	300	5,575
Wilmar International Ltd.	1,800	4,858

		135,706

Spain — 0.3%
Amadeus IT Group SA	558	39,982
Banco Santander SA	8,274	33,665
Endesa SA	1,252	32,935
Iberdrola SA	10,868	112,959
Industria de Diseno Textil SA	1,979	61,245
Telefonica SA	1,347	10,293

		291,079

Sweden — 0.3%
Boliden AB *	551	12,655
Lundin Petroleum AB	423	12,681
Sandvik AB	1,598	24,878
SKF AB, Class B	591	9,759
Svenska Handelsbanken AB, Class A	20,796	194,548
Volvo AB, Class B	949	13,317

		267,838

Switzerland — 1.6%
ABB Ltd. (Registered)	757	14,887
Alcon, Inc. *	1,103	64,338
Cie Financiere Richemont SA (Registered)	319	23,378
Credit Suisse Group AG (Registered) *	3,762	46,021
Glencore plc *	4,147	12,497
LafargeHolcim Ltd. (Registered) *	2,016	99,275
Lonza Group AG (Registered) *	135	45,686
Nestle SA (Registered)	5,753	623,939
Novartis AG (Registered)	3,269	283,707
Roche Holding AG	553	161,014
Swiss Re AG	693	72,310
UBS Group AG (Registered) *	1,404	15,942
Zurich Insurance Group AG	51	19,533

		1,482,527

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,653	262,751

United Kingdom — 2.9%
3i Group plc	2,731	39,087
AstraZeneca plc	507	45,270
Barclays plc	16,984	31,293
Beazley plc	2,512	19,198
BP plc	40,929	259,112
British American Tobacco plc	934	34,493

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
Burberry Group plc	4,279	114,299
Compass Group plc	592	15,234
Diageo plc	7,729	315,732
Fiat Chrysler Automobiles NV	1,490	19,307
GlaxoSmithKline plc	8,920	191,197
HSBC Holdings plc	9,914	75,964
Imperial Brands plc	1,017	22,838
InterContinental Hotels Group plc	410	25,586
Intertek Group plc	289	19,453
Johnson Matthey plc	505	18,968
Legal & General Group plc	37,901	115,686
Linde plc	592	114,903
Lloyds Banking Group plc	31,018	20,562
London Stock Exchange Group plc	1,535	137,843
Persimmon plc	636	16,962
Prudential plc	9,724	176,211
Reckitt Benckiser Group plc	442	34,511
RELX plc	1,785	42,393
RELX plc	4,318	102,669
Smith & Nephew plc	5,433	130,837
SSE plc	2,520	38,551
St James’s Place plc	1,590	19,124
Standard Chartered plc	5,210	43,732
Taylor Wimpey plc	16,041	31,840
Tesco plc	12,681	37,491
Unilever NV	3,803	228,360
Unilever plc	686	41,230
Vodafone Group plc	10,314	20,549

		2,600,485

United States — 25.3%
AbbVie, Inc.	787	59,592
Acadia Healthcare Co., Inc. *	858	26,667
Advanced Micro Devices, Inc. *	2,208	64,010
AdvanSix, Inc. *	689	17,721
Alexion Pharmaceuticals, Inc. *	522	51,125
Alleghany Corp. *	52	41,484
Allergan plc	477	80,274
Alphabet, Inc., Class A *	262	319,939
Alphabet, Inc., Class C * (c)	470	572,930
Altice USA, Inc., Class A *	5,465	156,736
Amazon.com, Inc. * (c)	381	661,382
American Electric Power Co., Inc.	1,328	124,420
American Express Co.	2,428	287,184
American Homes 4 Rent, Class A, REIT	1,904	49,295
American International Group, Inc.	1,955	108,893
AmerisourceBergen Corp.	530	43,635
AMETEK, Inc.	530	48,665
Amphenol Corp., Class A	474	45,741
Analog Devices, Inc.	1,350	150,835
Anthem, Inc.	186	44,659
Apple, Inc. (c)	2,256	505,276
Arista Networks, Inc. *	150	35,838
Arrow Electronics, Inc. *	908	67,719
Automatic Data Processing, Inc.	788	127,199
AutoZone, Inc. *	113	122,562
Avery Dennison Corp.	518	58,829
Ball Corp.	2,323	169,138
Bank of America Corp.	10,051	293,188
Berkshire Hathaway, Inc., Class B *	1,060	220,501
Best Buy Co., Inc.	639	44,085
BlackRock, Inc.	100	44,564
Blackstone Group, Inc. (The), Class A	462	22,564
Boeing Co. (The)	159	60,495
Booz Allen Hamilton Holding Corp.	669	47,512
Boston Scientific Corp. *	2,356	95,866
Brinker International, Inc.	947	40,408
Bristol-Myers Squibb Co.	592	30,020
Brixmor Property Group, Inc., REIT	3,527	71,563
Capital One Financial Corp.	2,058	187,237
Carlisle Cos., Inc. (c)	310	45,117
Carnival plc	314	12,993
Catalent, Inc. *	664	31,646
CBRE Group, Inc., Class A *	2,833	150,177
CBS Corp. (Non-Voting), Class B	1,046	42,227
Celgene Corp. *	743	73,780
Charles Schwab Corp. (The)	2,858	119,550
Charter Communications, Inc., Class A *	562	231,611
Chevron Corp.	2,458	291,519
Chubb Ltd.	462	74,585
Cigna Corp.	637	96,690
Cisco Systems, Inc.	1,502	74,214
Citigroup, Inc.	4,504	311,136
Citizens Financial Group, Inc.	2,548	90,123
Clorox Co. (The)	157	23,844
Coca-Cola Co. (The)	4,078	222,006
Columbia Sportswear Co.	377	36,528
Comcast Corp., Class A	8,386	378,041
CommScope Holding Co., Inc. *	2,841	33,410
ConocoPhillips	1,989	113,333
Copart, Inc. *	848	68,120
Corning, Inc.	762	21,732
Coty, Inc., Class A	2,585	27,168
Delta Air Lines, Inc.	2,497	143,827
DexCom, Inc. *	315	47,011
Diamondback Energy, Inc.	1,356	121,918
Discovery, Inc., Class A *	1,669	44,445
DISH Network Corp., Class A *	1,836	62,553
Dover Corp.	670	66,705
Duke Energy Corp.	535	51,285
DuPont de Nemours, Inc.	677	48,277
East West Bancorp, Inc.	1,069	47,346
EastGroup Properties, Inc., REIT	276	34,506
Edison International	1,313	99,026
Elanco Animal Health, Inc. *	1,111	29,541
Electronic Arts, Inc. *	502	49,106
Eli Lilly & Co.	724	80,965
Energizer Holdings, Inc.	1,238	53,952
Entercom Communications Corp., Class A (c)	6,294	21,022
Entergy Corp.	924	108,441
EOG Resources, Inc.	446	33,102
EQT Corp.	2,294	24,408
Equitrans Midstream Corp.	1,928	28,052
Eversource Energy	663	56,667
Exact Sciences Corp. *	483	43,649

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
Exelixis, Inc. *	1,702	30,100
Expedia Group, Inc.	671	90,189
Exxon Mobil Corp. (c)	601	42,437
Facebook, Inc., Class A *	256	45,588
Fair Isaac Corp. *	75	22,764
Federal Realty Investment Trust, REIT	386	52,550
Ferguson plc	1,617	118,010
Fidelity National Information Services, Inc.	1,126	149,488
Fifth Third Bancorp	1,582	43,315
First Republic Bank	936	90,511
Fiserv, Inc. *	3,243	335,942
Fortune Brands Home & Security, Inc.	910	49,777
Garmin Ltd.	366	30,997
Generac Holdings, Inc. *	603	47,239
Genuine Parts Co.	225	22,408
Global Payments, Inc.	905	143,895
Graphic Packaging Holding Co.	3,484	51,389
Hartford Financial Services Group, Inc. (The)	1,211	73,399
HCA Healthcare, Inc.	256	30,828
Hewlett Packard Enterprise Co.	1,237	18,765
Hilton Worldwide Holdings, Inc.	882	82,123
Home Depot, Inc. (The)	1,402	325,292
Honeywell International, Inc.	1,968	332,986
IHS Markit Ltd. *	742	49,625
Illinois Tool Works, Inc.	509	79,653
Illumina, Inc. *	164	49,892
Intercept Pharmaceuticals, Inc. *	184	12,210
Intercontinental Exchange, Inc.	798	73,631
Intuit, Inc.	334	88,824
Intuitive Surgical, Inc. *	110	59,392
Invesco Ltd.	1,752	29,679
James Hardie Industries plc, CHDI	359	6,030
Jazz Pharmaceuticals plc *	372	47,668
Johnson & Johnson	833	107,774
Keurig Dr Pepper, Inc.	1,325	36,199
KeyCorp	5,166	92,161
Keysight Technologies, Inc. *	618	60,100
Kimco Realty Corp., REIT	2,987	62,369
Kinder Morgan, Inc.	4,519	93,137
KLA Corp.	330	52,618
Kohl’s Corp.	1,180	58,599
Lennox International, Inc.	114	27,699
Loews Corp. (c)	3,147	162,008
Lowe’s Cos., Inc.	609	66,966
Lululemon Athletica, Inc. *	261	50,250
Lyft, Inc., Class A *	469	19,154
M&T Bank Corp.	805	127,166
Marathon Petroleum Corp.	1,304	79,218
Marsh & McLennan Cos., Inc.	718	71,836
Martin Marietta Materials, Inc.	489	134,035
Mastercard, Inc., Class A (c)	1,343	364,719
Medtronic plc	605	65,715
Merck & Co., Inc.	3,358	282,676
Microchip Technology, Inc.	272	25,272
Microsoft Corp. (c)	8,104	1,126,699
Mid-America Apartment Communities, Inc., REIT	761	98,938
Middleby Corp. (The) *	266	31,095
Molson Coors Brewing Co., Class B	505	29,037
Morgan Stanley	6,177	263,573
Murphy USA, Inc. *	426	36,338
Nasdaq, Inc.	489	48,582
National Vision Holdings, Inc. *	884	21,278
Netflix, Inc. *	537	143,712
New York Times Co. (The), Class A	891	25,376
Nexstar Media Group, Inc., Class A	571	58,419
NextEra Energy, Inc.	1,796	418,450
NiSource, Inc.	1,065	31,865
Nordson Corp.	226	33,055
Nordstrom, Inc.	1,581	53,232
Norfolk Southern Corp.	667	119,833
Northern Trust Corp.	573	53,472
NVIDIA Corp.	691	120,282
Old Dominion Freight Line, Inc.	294	49,971
O’Reilly Automotive, Inc. *	449	178,931
Outfront Media, Inc., REIT	2,213	61,477
Packaging Corp. of America	606	64,297
Parker-Hannifin Corp.	189	34,135
Parsley Energy, Inc., Class A	1,838	30,878
PayPal Holdings, Inc. *	1,088	112,706
PBF Energy, Inc., Class A	1,195	32,492
Pfizer, Inc.	8,141	292,506
Philip Morris International, Inc.	1,014	76,993
Phillips 66	619	63,386
Pioneer Natural Resources Co.	700	88,039
PNC Financial Services Group, Inc. (The)	1,234	172,957
Post Holdings, Inc. *	666	70,489
Procter & Gamble Co. (The)	989	123,012
Progressive Corp. (The)	853	65,894
Prologis, Inc., REIT	695	59,228
Prudential Financial, Inc.	288	25,906
Public Storage, REIT	372	91,240
QUALCOMM, Inc.	1,115	85,052
Rayonier, Inc., REIT	1,709	48,194
Regeneron Pharmaceuticals, Inc. *	121	33,565
Ross Stores, Inc.	1,108	121,714
S&P Global, Inc.	348	85,253
Sage Therapeutics, Inc. *	130	18,238
salesforce.com, Inc. *	1,293	191,933
ServiceNow, Inc. *	282	71,586
Slack Technologies, Inc., Class A *	518	12,292
Southwest Airlines Co.	555	29,976
Splunk, Inc. *	219	25,811
Spotify Technology SA *	381	43,434
Stanley Black & Decker, Inc.	1,056	152,497
SunTrust Banks, Inc.	1,650	113,520
Synopsys, Inc. *	363	49,822
T. Rowe Price Group, Inc.	1,023	116,878
Take-Two Interactive Software, Inc. *	755	94,632
TD Ameritrade Holding Corp.	698	32,597
Teladoc Health, Inc. *	1,031	69,819
Tesla, Inc. *	68	16,379

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares		Value ($)
Texas Instruments, Inc. (c)		747	96,542
TherapeuticsMD, Inc. *		3,427	12,440
Thermo Fisher Scientific, Inc.		460	133,984
Tiffany & Co.		557	51,595
TJX Cos., Inc. (The)		1,925	107,300
T-Mobile US, Inc. *		407	32,059
Tractor Supply Co.		625	56,525
Trade Desk, Inc. (The), Class A *		189	35,447
Travelers Cos., Inc. (The)		803	119,398
Union Pacific Corp.		928	150,317
United Parcel Service, Inc., Class B		1,701	203,814
United Technologies Corp.		621	84,779
UnitedHealth Group, Inc. (c)		1,918	416,820
US Bancorp		1,672	92,528
Veeva Systems, Inc., Class A *		267	40,768
Ventas, Inc., REIT		1,104	80,625
Verizon Communications, Inc.		2,262	136,534
Vertex Pharmaceuticals, Inc. *		556	94,198
Visa, Inc., Class A		944	162,377
Vulcan Materials Co.		453	68,512
Walgreens Boots Alliance, Inc.		1,212	67,036
Waste Connections, Inc.		1,422	130,824
Wayfair, Inc., Class A * (c)		220	24,666
Wells Fargo & Co.		3,979	200,701
Westrock Co.		1,527	55,659
Weyerhaeuser Co., REIT		1,083	29,999
Whirlpool Corp.		174	27,555
Williams Cos., Inc. (The)		2,884	69,389
Willis Towers Watson plc		683	131,799
Xcel Energy, Inc.		2,832	183,768
Xilinx, Inc.		359	34,428
Zebra Technologies Corp., Class A *		272	56,133
Zimmer Biomet Holdings, Inc.		1,447	198,630
Zscaler, Inc. *		465	21,976

			23,061,462

TOTAL COMMON STOCKS (Cost $34,515,821)			40,371,592

INVESTMENT COMPANIES — 18.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (d)		201,446	5,974,875
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (d)		212,781	1,755,441
JPMorgan High Yield Fund Class R6 Shares (d)		1,265,537	9,124,519

TOTAL INVESTMENT COMPANIES (Cost $15,774,257)			16,854,835

	Principal Amount ($)
FOREIGN GOVERNMENT SECURITIES — 9.1%
Australia — 0.2%
Australia Government Bond
2.00%, 12/21/2021 (a)	AUD	37,000	25,656
3.25%, 4/21/2025 (a)	AUD	68,000	51,964
2.25%, 5/21/2028 (a)	AUD	115,000	85,695
3.75%, 4/21/2037 (a)	AUD	27,000	25,095
3.00%, 3/21/2047 (a)	AUD	12,000	10,557

			198,967

Belgium — 0.2%
Belgium Government Bond
0.20%, 10/22/2023 (a)	EUR	19,000	21,424
0.50%, 10/22/2024 (a)	EUR	40,000	45,971
3.00%, 6/22/2034 (a)	EUR	30,000	47,231
1.90%, 6/22/2038 (a)	EUR	45,000	64,340
1.60%, 6/22/2047 (a)	EUR	8,000	11,314
2.15%, 6/22/2066 (a)	EUR	5,000	8,362

			198,642

Canada — 0.3%
Canada Government Bond
1.00%, 6/1/2027	CAD	36,000	26,433
2.25%, 6/1/2029	CAD	196,000	159,599
5.00%, 6/1/2037	CAD	8,000	9,281
3.50%, 12/1/2045	CAD	23,000	24,603
2.75%, 12/1/2048	CAD	12,000	11,621
2.75%, 12/1/2064	CAD	3,000	3,164

			234,701

China — 0.3%
China Development Bank
0.88%, 1/24/2024 (a)	EUR	100,000	112,367
Export-Import Bank of China (The)
0.75%, 5/28/2023 (a)	EUR	100,000	111,447

			223,814

Denmark — 0.1%
Denmark Government Bond
3.00%, 11/15/2021	DKK	42,000	6,635
1.50%, 11/15/2023	DKK	36,000	5,763
0.50%, 11/15/2027	DKK	111,000	17,794
4.50%, 11/15/2039	DKK	91,000	26,793

			56,985

France — 0.9%
France Government Bond
0.00%, 5/25/2022 (a)	EUR	57,000	63,333
0.00%, 3/25/2023 (a)	EUR	15,000	16,756
1.75%, 5/25/2023 (a)	EUR	36,500	43,392
0.00%, 3/25/2024 (a)	EUR	43,000	48,233
1.75%, 11/25/2024 (a)	EUR	80,500	98,511
0.50%, 5/25/2029 (a)	EUR	206,000	241,597
1.50%, 5/25/2031 (a)	EUR	12,000	15,635
1.25%, 5/25/2034 (a)	EUR	25,030	32,276
4.75%, 4/25/2035 (a)	EUR	23,500	44,485
1.75%, 6/25/2039 (a)	EUR	56,000	79,115
3.25%, 5/25/2045 (a)	EUR	50,000	92,689
2.00%, 5/25/2048 (a)	EUR	17,000	26,037
4.00%, 4/25/2055 (a)	EUR	8,000	18,160
4.00%, 4/25/2060 (a)	EUR	2,000	4,761
1.75%, 5/25/2066 (a)	EUR	20,000	30,478

			855,458

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
Germany — 0.4%
Federal Republic of Germany
0.00%, 4/5/2024	EUR	111,000	125,371
4.00%, 1/4/2037 (a)	EUR	43,000	83,448
3.25%, 7/4/2042 (a)	EUR	3,000	5,935
2.50%, 8/15/2046 (a)	EUR	88,000	164,990
0.00%, 8/15/2050	EUR	4,000	4,454

			384,198

Indonesia — 0.1%
Republic of Indonesia
2.15%, 7/18/2024 (a)	EUR	100,000	117,136

Italy — 1.1%
Italy Government Bond
5.00%, 3/1/2022	EUR	30,000	36,796
1.35%, 4/15/2022	EUR	33,000	37,312
1.45%, 9/15/2022	EUR	36,000	41,021
0.95%, 3/15/2023	EUR	78,000	87,796
2.45%, 10/1/2023 (a)	EUR	46,000	54,831
1.85%, 5/15/2024	EUR	29,000	34,043
2.50%, 12/1/2024	EUR	31,000	37,628
1.45%, 5/15/2025 (a)	EUR	59,000	68,252
1.60%, 6/1/2026	EUR	75,000	88,002
2.80%, 12/1/2028 (a)	EUR	128,000	164,999
3.00%, 8/1/2029 (a)	EUR	79,000	103,777
1.65%, 3/1/2032 (a)	EUR	73,000	84,819
2.45%, 9/1/2033 (a)	EUR	33,000	41,619
2.25%, 9/1/2036 (a)	EUR	26,000	31,969
4.00%, 2/1/2037 (a)	EUR	19,000	28,593
4.75%, 9/1/2044 (a)	EUR	19,000	32,942
3.45%, 3/1/2048 (a)	EUR	40,000	59,222
2.80%, 3/1/2067 (a)	EUR	5,000	6,467

			1,040,088

Japan — 3.1%
Japan Finance Organization for Municipalities
0.88%, 9/22/2021 (a)	EUR	100,000	111,673
Japan Government Bond
0.10%, 9/20/2021	JPY	22,400,000	208,904
0.10%, 6/20/2022	JPY	4,400,000	41,187
0.10%, 9/20/2022	JPY	11,100,000	104,076
0.80%, 9/20/2022	JPY	10,150,000	97,115
0.10%, 12/20/2022	JPY	17,150,000	160,987
0.60%, 12/20/2023	JPY	35,650,000	343,012
2.10%, 12/20/2026	JPY	15,150,000	165,415
0.10%, 6/20/2029	JPY	12,950,000	123,600
1.70%, 12/20/2032	JPY	11,800,000	134,517
1.80%, 12/20/2032	JPY	13,000,000	149,815
1.50%, 3/20/2034	JPY	21,550,000	242,486
0.70%, 3/20/2037	JPY	17,750,000	180,612
0.60%, 12/20/2037	JPY	22,150,000	221,607
2.50%, 3/20/2038	JPY	9,950,000	131,211
1.70%, 9/20/2044	JPY	800,000	9,930
1.40%, 9/20/2045	JPY	4,200,000	49,511
1.40%, 12/20/2045	JPY	9,100,000	107,383
0.80%, 3/20/2047	JPY	6,400,000	66,604
0.80%, 12/20/2047	JPY	7,700,000	80,129
0.90%, 3/20/2057	JPY	10,200,000	110,108

			2,839,882

Mexico — 0.1%
United Mexican States
2.38%, 4/9/2021	EUR	100,000	112,946

Romania — 0.0% (b)
Republic of Romania
2.12%, 7/16/2031 (e)	EUR	34,000	38,517

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
0.75%, 7/9/2027 (e)	EUR	100,000	112,265

Spain — 1.1%
Kingdom of Spain
0.05%, 1/31/2021	EUR	36,000	39,517
5.85%, 1/31/2022 (a)	EUR	50,000	62,597
0.45%, 10/31/2022	EUR	80,000	89,567
3.80%, 4/30/2024 (a)	EUR	13,000	16,846
2.75%, 10/31/2024 (a)	EUR	172,000	216,556
1.60%, 4/30/2025 (a)	EUR	98,000	117,770
1.45%, 10/31/2027 (a)	EUR	47,000	57,206
1.40%, 4/30/2028 (a)	EUR	31,000	37,729
1.40%, 7/30/2028 (a)	EUR	15,000	18,273
1.45%, 4/30/2029 (a)	EUR	60,000	73,691
0.60%, 10/31/2029 (a)	EUR	59,000	67,219
2.35%, 7/30/2033 (a)	EUR	17,000	23,300
4.20%, 1/31/2037 (a)	EUR	27,000	46,907
5.15%, 10/31/2044 (a)	EUR	29,000	61,527
2.90%, 10/31/2046 (a)	EUR	14,000	22,086
2.70%, 10/31/2048 (a)	EUR	6,000	9,235
3.45%, 7/30/2066 (a)	EUR	7,000	12,973

			972,999

Sweden — 0.1%
Sweden Government Bond
5.00%, 12/1/2020	SEK	55,000	5,953
3.50%, 6/1/2022	SEK	35,000	3,952
2.50%, 5/12/2025	SEK	210,000	25,035
2.25%, 6/1/2032 (a)	SEK	15,000	1,979
3.50%, 3/30/2039	SEK	35,000	5,843

			42,762

United Kingdom — 1.0%
U.K. Treasury Bonds
1.50%, 1/22/2021 (a)	GBP	11,000	13,707
4.00%, 3/7/2022 (a)	GBP	57,000	76,391
1.75%, 9/7/2022 (a)	GBP	30,000	38,443
2.00%, 9/7/2025 (a)	GBP	9,000	12,228
1.50%, 7/22/2026 (a)	GBP	32,000	42,613
1.63%, 10/22/2028 (a)	GBP	97,000	132,198
0.88%, 10/22/2029 (a)	GBP	34,000	43,412
4.50%, 9/7/2034 (a)	GBP	9,000	16,989
4.25%, 3/7/2036 (a)	GBP	24,000	45,254
1.75%, 9/7/2037 (a)	GBP	34,000	47,912
4.75%, 12/7/2038 (a)	GBP	28,000	58,162
3.25%, 1/22/2044 (a)	GBP	16,000	29,371
3.50%, 1/22/2045 (a)	GBP	16,000	30,824
4.25%, 12/7/2046 (a)	GBP	34,000	74,584
1.50%, 7/22/2047 (a)	GBP	43,000	59,617
3.75%, 7/22/2052 (a)	GBP	14,000	30,876
4.25%, 12/7/2055 (a)	GBP	6,500	16,213
1.75%, 7/22/2057 (a)	GBP	24,600	38,565

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
2.50%, 7/22/2065 (a)	GBP	30,660	60,818
3.50%, 7/22/2068 (a)	GBP	11,000	27,597

			895,774

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $8,134,319)			8,325,134

ASSET-BACKED SECURITIES — 4.7%
United States — 4.7%
ACC Trust Series 2019-1, Class B, 4.47%, 10/20/2022 (e)		100,000	102,173
American Credit Acceptance Receivables Trust
Series 2018-3, Class D, 4.14%, 10/15/2024 (e)		32,000	32,778
Series 2018-4, Class D, 4.40%, 1/13/2025 (e)		100,000	103,432
Series 2019-1, Class E, 4.84%, 4/14/2025 (e)		100,000	102,860
Series 2019-3, Class D, 2.89%, 9/12/2025 (e)		61,000	61,087
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class C, 3.36%, 2/18/2025		15,000	15,405
Series 2019-1, Class D, 3.62%, 3/18/2025		20,000	20,638
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡		22,190	22,127
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W5, Class M1, 2.92%, 4/25/2034 ‡ (f)		33,755	33,809
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M2, 4.49%, 11/25/2033 ‡ (f)		67,148	67,556
Series 2004-HE3, Class M2, 3.70%, 6/25/2034 ‡ (f)		66,249	66,268
Series 2005-HE6, Class M3, 2.81%, 7/25/2035 ‡ (f)		58,122	58,165
Bear Stearns Asset-Backed Securities Trust
Series 2004-HE5, Class M2, 3.89%, 7/25/2034 ‡ (f)		13,697	13,926
Series 2003-2, Class M1, 3.82%, 3/25/2043 ‡ (f)		29,097	29,237
Conn’s Receivables Funding LLC
Series 2018-A, Class C, 6.02%, 1/15/2023 ‡ (e)		44,360	44,712
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (e)		100,000	100,997
Series 2019-A, Class C, 5.29%, 10/16/2023 (e)		200,000	201,992
Countrywide Asset-Backed Certificates
Series 2004-2, Class M1, 2.77%, 5/25/2034 ‡ (f)		28,242	28,240
Series 2005-12, Class M1, 2.49%, 2/25/2036 ‡ (f)		13,582	13,580
Series 2006-19, Class 2A2, 2.18%, 3/25/2037 ‡ (f)		72,470	72,184
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 2.84%, 3/25/2034 ‡ (f)		45,827	45,708
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M5, 4.34%, 5/25/2034 (f)		44,010	42,018
Series 2004-5, Class M3, 3.74%, 7/25/2034 ‡ (f)		65,774	66,419
Drive Auto Receivables Trust
Series 2018-4, Class D, 4.09%, 1/15/2026		35,000	35,998
Series 2018-5, Class D, 4.30%, 4/15/2026		35,000	36,266
Series 2019-1, Class D, 4.09%, 6/15/2026		65,000	67,310
Series 2019-3, Class D, 3.18%, 10/15/2026		70,000	71,201
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (e)		64,675	68,136
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024 (e)		80,000	82,697
Series 2019-1A, Class D, 3.87%, 11/15/2024 (e)		130,000	133,745
Series 2017-4A, Class E, 5.15%, 11/15/2024 (e)		110,000	113,612
Series 2019-1A, Class E, 4.94%, 2/17/2026 (e)		100,000	103,817
Series 2019-3A, Class E, 3.85%, 8/17/2026 (e)		100,000	100,411
Exeter Automobile Receivables Trust
Series 2018-4A, Class C, 3.97%, 9/15/2023 (e)		55,000	56,157
Series 2018-3A, Class E, 5.43%, 8/15/2024 (e)		10,000	10,515
Series 2018-4A, Class D, 4.35%, 9/16/2024 (e)		20,000	20,742
Series 2019-1A, Class C, 3.82%, 12/16/2024 (e)		50,000	51,210
Series 2019-1A, Class D, 4.13%, 12/16/2024 (e)		95,000	98,614
Series 2018-4A, Class E, 5.38%, 7/15/2025 (e)		20,000	20,885
Series 2019-3A, Class D, 3.11%, 8/15/2025 (e)		35,000	35,355
Series 2019-1A, Class E, 5.20%, 1/15/2026 (e)		280,000	293,266
Series 2019-2A, Class E, 4.68%, 5/15/2026 (e)		420,000	431,689
First Franklin Mortgage Loan Trust

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
Series 2004-FFH3, Class M1, 2.89%, 10/25/2034 ‡ (f)	77,864	77,967
GLS Auto Receivables Issuer Trust Series 2019-1A, Class C, 3.87%, 12/16/2024 (e)	30,000	30,782
GLS Auto Receivables Trust Series 2018-3A, Class C, 4.18%, 7/15/2024 (e)	25,000	25,836
KREF Ltd. Series 2018-FL1, Class D, 4.57%, 6/15/2036 ‡ (e) (f)	100,000	100,625
Long Beach Mortgage Loan Trust
Series 2004-4, Class M1, 2.92%, 10/25/2034 ‡ (f)	79,012	79,001
Series 2004-6, Class A3, 3.32%, 11/25/2034 ‡ (f)	27,996	28,138
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-NC10, Class M1, 3.04%, 10/25/2033 ‡ (f)	41,259	41,026
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	29,000	29,551
Series 2019-1, Class D, 3.65%, 4/15/2025	35,000	35,966
Saxon Asset Securities Trust Series 2003-3, Class M1, 2.99%, 12/25/2033 ‡ (f)	39,495	38,412
Structured Asset Investment Loan Trust Series 2003-BC11, Class M1, 2.99%, 10/25/2033 ‡ (f)	16,574	16,621
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 2.19%, 1/25/2037 (f)	83,955	82,759
Series 2007-WF2, Class A1, 3.02%, 8/25/2037 ‡ (f)	39,371	39,528
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1, 3.97%, 3/25/2049 ‡ (e) (g)	243,355	244,714
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 2.17%, 1/25/2037 ‡ (f)	37,230	37,141
Westlake Automobile Receivables Trust
Series 2019-1A, Class C, 3.45%, 3/15/2024 (e)	85,000	86,254
Series 2019-1A, Class D, 3.67%, 3/15/2024 (e)	75,000	76,346
Series 2019-1A, Class E, 4.49%, 7/15/2024 (e)	60,000	61,418

TOTAL ASSET-BACKED SECURITIES (Cost $4,194,737)		4,309,022

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
United States — 4.1%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class D, 3.25%, 2/15/2050 ‡ (e)	100,000	92,785
BANK Series 2017-BNK7, Class B, 3.95%, 9/15/2060	25,000	27,133
BBCMS Mortgage Trust Series 2018-C2, Class C, 5.14%, 12/15/2051 ‡ (f)	25,000	27,963
BENCHMARK Mortgage Trust Series 2018-B1, Class D, 2.75%, 1/15/2051 (e)	125,000	111,804
BXMT Ltd. Series 2017-FL1, Class B, 3.52%, 6/15/2035 ‡ (e) (f)	100,000	100,000
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E, 4.18%, 12/15/2037 ‡ (e) (f)	100,000	100,748
Series 2019-LIFE, Class G, 5.28%, 12/15/2037 ‡ (e) (f)	100,000	100,874
CD Mortgage Trust
Series 2017-CD4, Class C, 4.35%, 5/10/2050 ‡ (f)	100,000	107,359
Series 2017-CD5, Class D, 3.35%, 8/15/2050 ‡ (e)	10,000	9,059
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2024 ‡ (e) (f)	100,000	106,445
Series 2019-PRM, Class E, 4.89%, 5/10/2036 ‡ (e)	100,000	103,594
Series 2012-GC8, Class D, 5.04%, 9/10/2045 ‡ (e) (f)	100,000	100,075
Series 2015-P1, Class C, 4.49%, 9/15/2048 ‡ (f)	75,000	79,629
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (e)	20,000	18,480
Series 2017-P7, Class D, 3.25%, 4/14/2050 (e)	50,000	45,418
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (f)	15,000	16,196
Commercial Mortgage Trust
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 ‡ (e)	100,000	88,553
Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (e)	100,000	95,500
Series 2015-CR23, Class CME, 3.81%, 5/10/2048 ‡ (e) (f)	100,000	99,979
Series 2015-LC21, Class D, 4.44%, 7/10/2048 ‡ (f)	130,000	130,712
Series 2016-CR28, Class C, 4.80%, 2/10/2049 ‡ (f)	100,000	108,384
CSAIL Commercial Mortgage Trust

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
Series 2019-C16, Class C, 4.24%, 6/15/2052 ‡ (f)	25,000	26,775
DBGS Mortgage Trust Series 2018-5BP, Class B, 2.86%, 6/15/2033 ‡ (e) (f)	100,000	99,686
DBJPM Mortgage Trust Series 2017-C6, Class D, 3.38%, 6/10/2050 ‡ (e) (f)	50,000	46,611
FHLMC, Multifamily Structured Pass-Through Certificates
Series K083, Class X1, IO, 0.18%, 9/25/2028 (f)	14,573,936	98,196
Series K094, Class X1, IO, 1.02%, 6/25/2029 (f)	1,275,350	93,735
Series K092, Class X3, IO, 2.32%, 7/25/2029 (f)	100,000	17,738
Series K723, Class X3, IO, 1.98%, 10/25/2034 (f)	119,125	8,302
Series K153, Class X3, IO, 3.90%, 4/25/2035 (f)	100,000	34,415
Series K716, Class X3, IO, 1.85%, 8/25/2042 (f)	317,355	9,645
Series K040, Class X3, IO, 2.10%, 11/25/2042 (f)	2,000,000	185,240
Series K726, Class X3, IO, 2.20%, 7/25/2044 (f)	302,035	25,976
Series K728, Class X3, IO, 2.02%, 11/25/2045 (f)	151,300	12,982
Series K071, Class X3, IO, 2.08%, 11/25/2045 (f)	700,000	97,661
Series K094, Class X3, IO, 2.20%, 7/25/2047 (f)	588,425	99,414
FNMA ACES Series 2016-M4, Class X2, IO, 2.71%, 1/25/2039 (f)	221,052	18,270
FREMF Series 2018-KF46, Class B, 4.04%, 3/25/2028 (e) (f)	7,925	7,841
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.44%, 5/25/2022 (e) (f)	2,262	2,304
Series 2015-KF10, Class B, 8.19%, 7/25/2022 (e) (f)	7,022	7,370
Series 2017-KF32, Class B, 4.64%, 5/25/2024 (e) (f)	15,184	15,364
Series 2017-KF38, Class B, 4.59%, 9/25/2024 (e) (f)	9,078	9,121
Series 2018-KF42, Class B, 4.29%, 12/25/2024 (e) (f)	10,816	10,891
Series 2018-KF45, Class B, 4.04%, 3/25/2025 (e) (f)	22,264	21,934
Series 2018-KF49, Class B, 3.99%, 6/25/2025 (e) (f)	9,040	8,959
Series 2018-KC02, Class B, 4.22%, 7/25/2025 (e) (f)	35,000	35,653
Series 2018-KF53, Class B, 4.14%, 10/25/2025 (f)	91,287	91,215
Series 2019-KF62, Class B, 4.14%, 4/25/2026 (e) (f)	25,000	25,000
Series 2018-KF50, Class B, 3.99%, 7/25/2028 (e) (f)	9,522	9,494
Series 2019-KF63, Class B, 4.44%, 5/25/2029 (e) (f)	59,000	59,280
Series 2012-K19, Class C, 4.17%, 5/25/2045 (e) (f)	10,000	10,379
Series 2017-K67, Class C, 4.08%, 9/25/2049 (e) (f)	15,000	15,464
GNMA
Series 2012-44, IO, 0.40%, 3/16/2049 (f)	257,387	2,965
Series 2013-80, IO, 0.94%, 3/16/2052 (f)	197,142	11,224
Series 2014-186, IO, 0.76%, 8/16/2054 (f)	550,287	24,795
Series 2013-178, IO, 0.65%, 6/16/2055 (f)	89,467	2,592
Series 2015-172, IO, 0.85%, 3/16/2057 (f)	180,066	9,321
Series 2016-40, IO, 0.72%, 7/16/2057 (f)	525,327	25,694
Series 2016-71, Class QI, IO, 0.97%, 11/16/2057 (f)	383,343	26,189
Series 2016-96, IO, 0.98%, 12/16/2057 (f)	82,495	6,000
Series 2016-155, IO, 0.94%, 2/16/2058 (f)	525,860	39,715
Series 2017-86, IO, 0.77%, 5/16/2059 (f)	270,912	16,680
Series 2017-148, IO, 0.66%, 7/16/2059 (f)	145,271	8,009
Series 2017-69, IO, 0.80%, 7/16/2059 (f)	480,149	31,667
Series 2017-171, IO, 0.70%, 9/16/2059 (f)	97,031	6,092
Series 2018-119, IO, 0.65%, 5/16/2060 (f)	385,628	25,782
GRACE Mortgage Trust Series 2014-GRCE, Class F, 3.71%, 6/10/2028 ‡ (e) (f)	100,000	100,913
GS Mortgage Securities Trust
Series 2013-GC12, Class D, 4.59%, 6/10/2046 (e) (f)	200,000	199,302
Series 2016-GS4, Class D, 3.23%, 11/10/2049 ‡ (e) (f)	10,000	9,417
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (e) (f)	100,000	95,357
Series 2019-GC40, Class E, 3.00%, 7/10/2052 ‡ (e)	100,000	86,151
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.07%, 7/15/2044 (f)	14,845	15,022
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (f)	57,618	33,556
Morgan Stanley Capital I Trust

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
Series 2018-MP, Class D, 4.42%, 7/11/2040 ‡ (e) (f)	15,000	15,991
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class C, 5.29%, 1/15/2052 ‡ (f)	35,000	40,028

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,602,710)		3,708,067

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
United States — 3.6%
American Home Mortgage Investment Trust Series 2005-1, Class 6A, 4.04%, 6/25/2045 (f)	29,241	29,896
Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1, 3.67%, 7/27/2048 (e) (f)	127,343	128,518
Banc of America Funding Trust Series 2006-A, Class 1A1, 4.70%, 2/20/2036 (f)	18,903	18,926
Banc of America Mortgage Trust Series 2005-A, Class 2A2, 4.47%, 2/25/2035 (f)	21,673	21,936
Bear Stearns ALT-A Trust Series 2005-4, Class 23A2, 4.50%, 5/25/2035 (f)	38,848	39,605
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.47%, 7/27/2048 (e) (f)	41,784	41,926
Series 2019-1, Class A1, 3.71%, 3/25/2049 (e) (f)	199,368	202,172
Deephave Residential Mortgage Trust Series 2019-2A, Class M1, 3.92%, 4/25/2059 ‡ (e) (f)	175,000	177,930
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 2.77%, 10/25/2047 (f)	261,543	249,862
FNMA, Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 7.02%, 11/25/2024 (f)	65,137	69,640
Series 2017-C07, Class 2M2, 4.52%, 5/25/2030 (f)	225,000	228,473
GCAT Trust Series 2019-NQM2, Class A3, 3.16%, 9/25/2059 (e) (g)	300,000	299,972
GSR Mortgage Loan Trust Series 2005-AR3, Class 1A1, 2.46%, 5/25/2035 (f)	70,849	69,704
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048 (e) (f)	103,659	104,691
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (e) (f)	250,000	253,982
Impac CMB Trust Series 2004-7, Class 1A2, 2.94%, 11/25/2034 (f)	80,766	80,052
JP Morgan Alternative Loan Trust Series 2007-A2, Class 12A3, 2.21%, 6/25/2037 (f)	6,461	6,462
JP Morgan Mortgage Trust Series 2005-A3, Class 4A1, 4.85%, 6/25/2035 (f)	12,330	12,745
Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/2036	9,570	9,719
LHOME Mortgage Trust Series 2019-RTL1, Class A1, 4.58%, 10/25/2023 (e) (g)	100,000	101,343
Merrill Lynch Mortgage Investors Trust Series 2007-1, Class 4A3, 4.78%, 1/25/2037 (f)	17,035	17,190
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 4.77%, 7/25/2034 (f)	19,257	19,376
Series 2005-5AR, Class 1M1, 2.77%, 9/25/2035 ‡ (f)	102,510	102,559
New Residential Mortgage Loan Trust Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 (e) (f)	300,000	300,400
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 2.30%, 12/25/2035 (f)	50,657	47,645
Residential Asset Securitization Trust Series 2004-A6, Class A1, 5.00%, 8/25/2019	3,385	3,376
Toorak Mortgage Corp. Ltd.
Series 2019-1, Class A1, 4.46%, 3/25/2022 (e) (g)	120,000	121,781
Series 2019-2, Class A1, 3.72%, 9/25/2022 (g)	110,000	110,157
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 4.42%, 3/25/2035 (f)	17,548	17,453
Series 2005-AR5, Class A6, 4.37%, 5/25/2035 (f)	28,292	28,989
Series 2005-AR10, Class 1A3, 4.17%, 9/25/2035 (f)	27,837	28,265
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-W, Class A1, 4.84%, 11/25/2034 (f)	58,827	60,369
Series 2004-EE, Class 2A2, 4.95%, 12/25/2034 (f)	26,136	27,304
Series 2004-Z, Class 2A2, 4.97%, 12/25/2034 (f)	17,482	17,949
Series 2004-DD, Class 1A1, 5.02%, 1/25/2035 (f)	60,101	63,236

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
Series 2005-AR3, Class 1A1, 4.98%, 3/25/2035 (f)		29,911	31,163
Series 2005-AR2, Class 2A1, 5.14%, 3/25/2035 (f)		66,085	67,709
Series 2005-AR2, Class 2A2, 5.14%, 3/25/2035 (f)		18,774	19,399
Series 2005-AR4, Class 2A2, 5.09%, 4/25/2035 (f)		14,255	14,486
Series 2005-16, Class A8, 5.75%, 12/25/2035		17,566	18,195
Series 2006-AR3, Class A3, 5.22%, 3/25/2036 (f)		31,683	32,122

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,238,902)			3,296,677

CORPORATE BONDS — 2.9%
Canada — 0.4%
Bank of Montreal 3.10%, 7/13/2020		250,000	252,152
Canadian Imperial Bank of Commerce 2.70%, 2/2/2021		141,000	142,337

			394,489

France — 0.6%
BNP Paribas SA 5.00%, 1/15/2021		250,000	259,374
Dexia Credit Local SA
0.75%, 1/25/2023 (a)	EUR	100,000	113,235
1.63%, 12/8/2023 (a)	GBP	100,000	126,822

			499,431

Netherlands — 0.0% (b)
BNG Bank NV 4.75%, 3/6/2023 (a)	AUD	15,000	11,329

Singapore — 0.2%
Temasek Financial I Ltd. 0.50%, 3/1/2022 (a)	EUR	150,000	166,456

United States — 1.7%
Bank of America Corp. 2.15%, 11/9/2020		210,000	210,021
Bank of New York Mellon Corp. (The) 2.60%, 8/17/2020		65,000	65,307
Citigroup, Inc. 2.65%, 10/26/2020		250,000	251,525
Goldman Sachs Bank USA (SOFR + 0.60%), 2.71%, 5/24/2021 (h)		23,000	23,038
Huntington National Bank (The) 2.88%, 8/20/2020		250,000	251,663
Jackson National Life Global Funding 3.30%, 6/11/2021 (e)		250,000	254,859
PNC Bank NA 2.45%, 11/5/2020		250,000	251,118
Simon Property Group LP
REIT, 2.50%, 9/1/2020		250,000	250,837

			1,558,368

TOTAL CORPORATE BONDS (Cost $2,646,874)			2,630,073

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Notes
2.00%, 1/31/2020 (i)		1,285,000	1,285,351
2.13%, 8/31/2020		240,000	240,591
1.63%, 10/15/2020		250,000	249,512

			1,775,454

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,772,679)			1,775,454

SUPRANATIONAL — 0.2%
Supranational — 0.2%
European Investment Bank
2.80%, 1/15/2021	AUD	33,000	22,751
2.25%, 7/30/2021 (e)	CAD	50,000	38,047
0.50%, 6/21/2023	AUD	30,000	19,688
Inter-American Development Bank
0.50%, 5/23/2023	CAD	63,000	45,350
4.40%, 1/26/2026	CAD	16,000	13,873

			139,709

TOTAL SUPRANATIONAL (Cost $143,900)			139,709

	No. of Contracts		Market Value ($)
OPTIONS PURCHASED — 0.1%
CALL OPTIONS PURCHASED — 0.1%
United States — 0.1%
iShares MSCI Emerging Markets ETF 12/20/2019 at USD 42.50, American Style Notional Amount: USD 61,466 Exchange Traded *		842	56,835

TOTAL OPTIONS PURCHASED (Cost $118,688)			56,835

	No. of Rights
RIGHTS — 0.0%
United States — 0.0%
Media General, Inc., CVR * ‡ (Cost $ —)		902	—

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
SHORT-TERM INVESTMENTS — 9.8%
CERTIFICATES OF DEPOSIT — 0.3%
Chiba Bank Ltd. 2.26%, 12/12/2019		250,000	249,984

COMMERCIAL PAPER — 0.5%
Mondelez International, Inc. 2.29%, 10/15/2019 (e) (j)		250,000	249,765
Reckitt Benckiser Treasury Services plc 2.39%, 11/5/2019 (e) (j)		250,000	249,449

TOTAL COMMERCIAL PAPER (Cost $499,200)			499,214

FOREIGN GOVERNMENT TREASURY BILLS — 4.0%
Canadian Treasury Bills
2.11%, 11/14/2019 (j)	CAD	795,000	598,856
2.01%, 12/12/2019 (j)	CAD	796,000	598,858
1.66%, 4/2/2020 (j)	CAD	1,035,000	774,682
1.66%, 4/30/2020 (j)	CAD	1,035,000	773,674
1.66%, 5/28/2020 (j)	CAD	1,040,000	776,202
Italy Buoni Ordinari del Tesoro BOT (0.44)%, 1/14/2020 (a) (j)	EUR	73,000	79,656

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $3,609,501)			3,601,928

	Shares
INVESTMENT COMPANIES — 5.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10% (d) (k) (Cost $4,593,646)		4,592,509	4,593,886

TOTAL SHORT-TERM INVESTMENTS (Cost $8,952,347)			8,945,012

TOTAL LONG POSITIONS (Cost $83,095,234)			90,412,410

SHORT POSITIONS — (1.1)%
COMMON STOCKS — (1.0)%
United States — (1.0)%
3M Co.		(500)	(82,200)
Acuity Brands, Inc.		(84)	(11,322)
Align Technology, Inc. *		(238)	(43,059)
Cardinal Health, Inc.		(481)	(22,698)
Caterpillar, Inc.		(473)	(59,745)
Clorox Co. (The)		(1,018)	(154,604)
CSX Corp.		(639)	(44,264)
Cummins, Inc.		(655)	(106,549)
Harley-Davidson, Inc.		(990)	(35,610)
Henry Schein, Inc. *		(265)	(16,828)
Hershey Co. (The)		(146)	(22,629)
Illinois Tool Works, Inc.		(145)	(22,691)
Lennox International, Inc.		(163)	(39,604)
Mohawk Industries, Inc. *		(555)	(68,859)
Molson Coors Brewing Co., Class B		(1,604)	(92,230)
PACCAR, Inc.		(550)	(38,505)
Parker-Hannifin Corp.		(125)	(22,576)
S&P Global, Inc.		(88)	(21,558)

TOTAL COMMON STOCKS (Proceeds $(898,859))			(905,531)

EXCHANGE TRADED FUNDS — (0.1)%
United States — (0.1)%
iShares Nasdaq Biotechnology ETF (Proceeds $(68,053))		(674)	(67,063)

TOTAL SHORT POSITIONS (Proceeds $(966,912))			(972,594)

Total Investments — 98.1% (Cost $82,128,322)			89,439,816
Other Assets Less Liabilities — 1.9%			1,693,734

Net Assets — 100.0%			91,133,550

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Summary of Investments by Industry, September 30, 2019

The following tables represent the portfolio investments of the Portfolio by industry classifications as a percentage of total long investments and total short investments, respectively:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Investment Companies	18.7%
Foreign Government Securities	9.3
Banks	6.5
Asset-Backed Securities	4.8
Commercial mortgage-backed securities	4.1
Foreign Government Treasury Bills	4.0
Collateralized Mortgage Obligations	3.6
Insurance	3.0
Pharmaceuticals	2.5
Software	2.1
Oil, Gas & Consumable Fuels	2.1
U.S. Treasury Notes	2.0
Capital Markets	1.8
IT Services	1.7
Electric Utilities	1.5
Semiconductors & Semiconductor Equipment	1.5
Specialty Retail	1.3
Interactive Media & Services	1.2
Equity Real Estate Investment Trusts (REITs)	1.2
Media	1.1
Internet & Direct Marketing Retail	1.1
Others (each less than 1.0%)	19.8
Short-Term Investments	5.1

SHORT PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Machinery	25.6%
Household Products	15.8
Beverages	9.5
Industrial Conglomerates	8.5
Household Durables	7.1
Equity Funds	6.9
Road & Rail	4.6
Health Care Equipment & Supplies	4.4
Building Products	4.1
Health Care Providers & Services	4.1
Automobiles	3.7
Food Products	2.3
Capital Markets	2.2
Electrical Equipment	1.2

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVR	Contingent Value Rights
DKK	Danish Krone
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,715,452.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2019.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2019.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2019.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(j)	The rate shown is the effective yield as of September 30, 2019.
(k)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Japan 10 Year Bond Mini	3	12/2019	JPY	429,642	(362)
EURO STOXX 50 Index	3	12/2019	EUR	116,162	2,697
Foreign Exchange EUR/USD	23	12/2019	USD	3,151,287	(40,810)
Foreign Exchange JPY/USD	34	12/2019	USD	3,950,375	(10,127)
FTSE 100 Index	3	12/2019	GBP	272,218	3,848
S&P 500 E-Mini Index	92	12/2019	USD	13,694,200	(103,747)
Short-Term Euro-BTP	1	12/2019	EUR	122,826	291
TOPIX Index	2	12/2019	JPY	295,954	11,269
U.S. Treasury 5 Year Note	43	12/2019	USD	5,123,719	(34,254)
U.S. Treasury 10 Year Note	4	12/2019	USD	521,250	(2,603)
3 Month Sterling	3	06/2020	GBP	458,430	(373)
3 Month Euro Euribor	2	03/2021	EUR	548,000	39
3 Month Euro Euribor	3	06/2021	EUR	821,958	10

					(174,122)

Short Contracts
EURO STOXX 50 Index	(22)	12/2019	EUR	(851,853)	(11,848)
Euro-Bobl	(3)	12/2019	EUR	(443,555)	3,295
MSCI EAFE E-Mini Index	(30)	12/2019	USD	(2,846,850)	11,248
MSCI Emerging Markets E-Mini Index	(90)	12/2019	USD	(4,507,200)	89,219
Russell 2000 E-Mini Index	(39)	12/2019	USD	(2,971,995)	123,326
3 Month Euro Euribor	(2)	03/2020	EUR	(547,727)	(43)
3 Month Euro Euribor	(3)	06/2020	EUR	(821,795)	(31)

					215,166

					41,044

Abbreviations

EAFE	Europe, Australasia, and Far East
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of September 30, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	423,368	USD	285,744	Merrill Lynch International	10/3/2019	19
CAD	80,077	USD	60,084	State Street Corp.	10/3/2019	359
GBP	61,507	USD	74,389	Citibank, NA	10/3/2019	1,241
USD	285,827	AUD	423,368	Merrill Lynch International	10/3/2019	64
USD	62,423	DKK	419,201	State Street Corp.	10/3/2019	1,221
USD	232,661	EUR	209,229	Barclays Bank plc	10/3/2019	4,594
USD	969,015	EUR	872,843	BNP Paribas	10/3/2019	17,587
USD	4,768,574	EUR	4,295,956	Goldman Sachs International	10/3/2019	85,841
USD	19,075	GBP	15,266	Merrill Lynch International	10/3/2019	304
USD	3,112,872	JPY	329,939,331	Barclays Bank plc	10/3/2019	61,212

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	134,775	JPY	14,291,639	Goldman Sachs International	10/3/2019	2,589
USD	42,710	JPY	4,551,230	Merrill Lynch International	10/3/2019	615
USD	44,869	SEK	435,656	Merrill Lynch International	10/3/2019	610
USD	7,133,528	CAD	9,285,529	Citibank, NA	10/17/2019	123,011
USD	2,327,426	CAD	3,077,639	HSBC Bank, NA	10/17/2019	3,828
USD	34,368	CAD	45,338	Merrill Lynch International	10/17/2019	138
USD	276,987	CAD	366,656	BNP Paribas	11/5/2019	80
USD	61,480	DKK	419,201	TD Bank Financial Group	11/5/2019	105
USD	4,475,624	EUR	4,089,907	HSBC Bank, NA	11/5/2019	5,574
USD	151,770	EUR	138,199	Merrill Lynch International	11/5/2019	726
USD	24,755	GBP	20,097	BNP Paribas	11/5/2019	8
USD	49,561	GBP	39,833	Citibank, NA	11/5/2019	512
USD	901,615	GBP	731,748	Goldman Sachs International	11/5/2019	565
USD	13,749	GBP	11,023	Merrill Lynch International	11/5/2019	175
USD	2,620,226	JPY	282,124,948	Barclays Bank plc	11/5/2019	4,584
USD	80,401	JPY	8,614,533	State Street Corp.	11/5/2019	534
USD	44,506	SEK	435,656	Barclays Bank plc	11/5/2019	145

Total unrealized appreciation						316,241

CAD	366,656	USD	276,854	BNP Paribas	10/3/2019	(97)
CAD	92,090	USD	69,559	Credit Suisse International	10/3/2019	(49)
DKK	419,201	USD	61,320	TD Bank Financial Group	10/3/2019	(117)
EUR	53,437	USD	59,079	Barclays Bank plc	10/3/2019	(831)
EUR	45,741	USD	50,537	Goldman Sachs International	10/3/2019	(677)
EUR	4,089,907	USD	4,464,783	HSBC Bank, NA	10/3/2019	(6,651)
EUR	15,696	USD	17,308	Merrill Lynch International	10/3/2019	(198)
EUR	1,173,246	USD	1,300,027	State Street Corp.	10/3/2019	(21,150)
GBP	38,874	USD	48,087	Barclays Bank plc	10/3/2019	(288)
GBP	731,748	USD	900,477	Goldman Sachs International	10/3/2019	(719)
GBP	16,834	USD	20,849	Merrill Lynch International	10/3/2019	(150)
GBP	268,994	USD	335,007	State Street Corp.	10/3/2019	(4,251)
JPY	2,512,393	GBP	19,025	BNP Paribas	10/3/2019	(155)
JPY	282,124,948	USD	2,614,610	Barclays Bank plc	10/3/2019	(5,193)
JPY	4,345,841	USD	40,396	BNP Paribas	10/3/2019	(200)
JPY	59,799,018	USD	553,875	State Street Corp.	10/3/2019	(785)
SEK	435,656	USD	44,411	Barclays Bank plc	10/3/2019	(153)
USD	388,841	CAD	516,168	Goldman Sachs International	10/3/2019	(770)
USD	17,012	CAD	22,655	Merrill Lynch International	10/3/2019	(88)
USD	1,309,680	GBP	1,073,022	Barclays Bank plc	10/3/2019	(9,709)
USD	13,015	GBP	10,645	Citibank, NA	10/3/2019	(74)
CAD	1,791,961	USD	1,355,442	Australia & New Zealand Banking Group Ltd.	10/17/2019	(2,523)
CAD	5,957,609	USD	4,514,252	State Street Corp.	10/17/2019	(16,294)
AUD	63,661	USD	43,160	Merrill Lynch International	11/5/2019	(138)
DKK	113,587	USD	16,765	State Street Corp.	11/5/2019	(134)
EUR	22,958	USD	25,345	Australia & New Zealand Banking Group Ltd.	11/5/2019	(254)
USD	286,059	AUD	423,368	Merrill Lynch International	11/5/2019	(54)
USD	63,092	CAD	83,816	Merrill Lynch International	11/5/2019	(208)

Total unrealized depreciation						(71,910)

Net unrealized appreciation						244,331

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	$—	$2,942,921	$1,366,101		$4,309,022
Collateralized Mortgage Obligations
United States	—	2,762,206	534,471		3,296,677
Commercial Mortgage-Backed Securities
United States	—	1,667,247	2,040,820		3,708,067
Common Stocks
Australia	12,327	817,367	—		829,694
Austria	—	194,001	—		194,001
Belgium	—	68,591	—		68,591
China	147,831	395,408	—		543,239
Denmark	—	402,955	—		402,955
Finland	22,581	62,838	—		85,419
France	—	2,317,534	—		2,317,534
Germany	53,240	1,464,438	—		1,517,678
Hong Kong	—	693,160	—		693,160
Indonesia	—	114,381	—		114,381
Ireland	84,538	47,196	—		131,734
Italy	—	280,912	—		280,912
Japan	4,228	3,009,971	—		3,014,199
Luxembourg	—	19,997	—		19,997
Macau	—	22,996	—		22,996
Netherlands	16,368	997,731	—		1,014,099
New Zealand	—	15,828	—		15,828
Norway	—	78,430	—		78,430
Singapore	—	135,706	—		135,706
Spain	—	291,079	—		291,079
Sweden	—	267,838	—		267,838
Switzerland	—	1,482,527	—		1,482,527
United Kingdom	—	2,600,485	—		2,600,485
United States	22,924,429	137,033	—		23,061,462
Other Common Stocks	1,187,648	—	—		1,187,648

Total Common Stocks	24,453,190	15,918,402	—		40,371,592

Corporate Bonds	—	2,630,073	—		2,630,073
Foreign Government Securities	—	8,325,134	—		8,325,134
Investment Companies	16,854,835	—	—		16,854,835
Supranational	—	139,709	—		139,709
Rights
United States	—	—	—	(a)	—	(a)
Options Purchased
Call Options Purchased	56,835	—	—		56,835
U.S. Treasury Obligations	—	1,775,454	—		1,775,454

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Certificate of Deposit	—	249,984	—	249,984
Commercial Paper	$—	$499,214	$—	$499,214
Foreign Government Treasury Bills	—	3,601,928	—	3,601,928
Investment Companies	4,593,886	—	—	4,593,886

Total Short-Term Investments	4,593,886	4,351,126	—	8,945,012

Total Investments in Securities	$45,958,746	$40,512,272	$3,941,392	$90,412,410

Liabilities
Common Stocks	$(905,531)	$—	$—	$(905,531)
Exchange Traded Funds	(67,063)	—	—	(67,063)

Total Liabilities in Securities Sold Short	$(972,594)	$—	$—	$(972,594)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$316,241	$—	$316,241
Futures Contracts	238,697	6,545	—	245,242

Total Appreciation in Other Financial Instruments	$238,697	$322,786	$—	$561,483

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(71,910)	$—	$(71,910)
Futures Contracts	(192,350)	(11,848)	—	(204,198)

Total Depreciation in Other Financial Instruments	$(192,350)	$(83,758)	$—	$(276,108)

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2019
Investments in Securities
Asset-Backed Securities — United States	1,677,662	1,976	(1,289)	1,987	435,441	(841,533)	91,857	—	1,366,101
Collateralized Mortgage Obligations — United States	—	—	7,051	1	538,849	(11,430)	—	—	534,471
Commercial Mortgage- Backed Securities — United States	685,666	8,512	77,734	1,013	1,096,974	(306,429)	477,350	—	2,040,820
Rights — United States	44	—	(44)	—	—	—	—	—	—	(a)

Total	$2,363,372	$10,488	$83,452	$3,001	$2,071,264	$(1,159,392)	$569,207	$—	$3,941,392

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to $82,280.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended September 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at September 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,265,477	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 44.00% (12.36%)
			Constant Default Rate	0.000% - 4.54% (2.13%)
			Yield (Discount Rate of Cash Flows)	2.22% - 6.41% (3.09%)

Asset-Backed Securities	1,265,477

	1,940,820	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.56% - 123.24% (6.01%)

Commercial Mortgage-Backed Securities	1,940,820

	534,470	Discounted Cash Flow	Constant Prepayment Rate	10.54% - 25.00% (19.85%)
			Constant Default Rate	0.00% - 1.43% (0.27%)
			Yield (Discount Rate of Cash Flows)	2.56% - 3.54% (3.30%)

Collateralized Mortgage Obligations	534,470

	—	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Rights	—

Total	$3,740,767

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2019, the value of these investments was $200,625. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	$3,990,958	$1,735,275	$464,543	$(31,116)	$744,301	$5,974,875	201,446	$—	$—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,565,960	174,149	131,778	(3,984)	151,094	1,755,441	212,781	46,134	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	2,889,319	193,887	3,160,636	(59,753)	137,183	—	—	74,986	—
JPMorgan High Yield Fund Class R6 Shares (a)	2,878,294	8,425,228	2,319,477	(23,190)	163,664	9,124,519	1,265,537	317,333	—
JPMorgan Managed Income Fund Class L Shares (a)	2,706,758	22,272	2,737,230	6,631	1,569	—	—	23,019	195
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10%(a)(b)	—	30,663,979	26,069,820	(513)	240	4,593,886	4,592,509	58,021	—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	4,052,227	9,146,776	13,199,003	—	—	—	—	20,874	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	484,975	537,847	1,022,822	—	—	—	—	3,307	—

Total	$18,568,491	$50,899,413	$49,105,309	$(111,925)	$1,198,051	$21,448,721		$543,674	$195

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and options, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.